Business combinations and other significant transactions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Summary of fair values of identifiable assets and liabilities acquired
The provisional fair values of the identifiable assets and liabilities acquired, as at the date of acquisition, are shown in the table below. No goodwill has been recognized on the acquisition.

$ million
2018
Assets
Property, plant and equipment	10,845
Intangible assets	21
Inventories	27
Trade and other receivables	493
Cash	104
Liabilities
Trade and other payables	(659)
Provisions	(323)
Non-controlling interest	(206)
Total consideration	10,302

Analysis of the cash flows related to acquisition
An analysis of the cash flows relating to the acquisition included within the cash flow statement for 2018 is provided below.

$ million
2018
Transaction costs of the acquisition (included in cash flows from operating activities)	62
Interest on deferred payments (included in cash flows from operating activities)	21
Cash consideration paid, net of cash acquired (included in cash flows from investing activities)	6,684
Total net cash outflow for the acquisition	6,767